Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		3 Months Ended						6 Months Ended
		Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024		Dec. 31, 2023	Jun. 30, 2023
Disclosure of operating segments [line items]
Sales		$ 299,064			$ 264,972			$ 595,870			$ 479,437
Cost of sales, excluding depletion		54,007			58,642			115,562			110,606
Depletion		58,865			54,474			122,541			99,473
Gain on disposal		0			5,027			0			5,027
Net earnings		122,317		$ 164,041	141,448		$ 111,391	286,358		$ 284,805	252,839
Cash Flow From Operations		234,393			202,376			453,773			337,482
Total Assets		7,247,082			6,879,905			7,247,082		$ 7,031,185	6,879,905
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(10,241)			(10,216)			(20,705)			(20,315)
Cash Flow From Operations		(8,962)			(9,544)			(24,920)			(23,384)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(1,299)			(1,352)			(2,741)			(2,731)
Cash Flow From Operations		(1,057)			(999)			(2,182)			(2,066)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		5,122			8,692			12,317			16,254
Cash Flow From Operations		3,668			7,776			12,820			14,955
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(50,513)			(6,135)			(50,485)			445
Cash Flow From Operations		(75)			(988)			(191)			(4,332)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(63,875)			(15,435)			(71,409)			(21,546)
Cash Flow From Operations		(7,040)			(5,493)			(27,590)			(34,648)
Total Assets		759,530			1,188,739			759,530			1,188,739
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(6,241)			(4,484)			(7,522)			(11,881)
Cash Flow From Operations		0			0			(11,129)			(16,675)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(703)			(1,940)			(2,273)			(3,318)
Cash Flow From Operations		(614)			(1,738)			(1,988)			(3,146)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		182,150			149,511			372,839			268,708
Cost of sales, excluding depletion		34,066			34,675			74,427			65,711
Depletion		33,857			27,451			71,005			49,973
Net earnings		114,227			87,385			227,407			153,024
Cash Flow From Operations		147,746			114,887			298,411			202,448
Total Assets		4,213,083			3,621,700			4,213,083			3,621,700
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		129,466			91,350			247,317			159,825
Cost of sales, excluding depletion		23,337			19,351			47,472			34,471
Depletion		20,783			15,209			43,103			27,093
Net earnings		85,346			56,790			156,742			98,261
Cash Flow From Operations		105,795			71,999			199,845			125,353
Total Assets		2,638,316			2,356,169			2,638,316			2,356,169
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[1]	13,383			9,549			21,844			17,866
Cost of sales, excluding depletion	[1]	2,272			1,910			3,923			3,657
Depletion	[1]	7,530			4,892			12,258			9,368
Net earnings	[1]	3,581			2,747			5,663			4,841
Cash Flow From Operations	[1]	11,106			7,579			17,920			13,925
Total Assets	[1]	250,227			274,048			250,227			274,048
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		15,640			19,090			57,363			31,615
Cost of sales, excluding depletion		2,791			4,004			11,251			6,742
Depletion		2,143			3,037			8,496			5,114
Net earnings		10,706			12,049			37,616			19,759
Cash Flow From Operations		12,849			15,085			46,112			24,873
Total Assets		71,769			90,469			71,769			90,469
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		1,450	[2]		2,634	[3]		2,773	[2]		8,247	[3]
Cost of sales, excluding depletion		256	[2]		1,494	[3]		494	[2]		5,576	[3]
Depletion		324	[2]		246	[3]		661	[2]		498	[3]
Net earnings		870	[2]		894	[3]		1,618	[2]		2,173	[3]
Cash Flow From Operations		1,195	[2]		1,252	[3]		2,279	[2]		2,407	[3]
Total Assets		903,067	[2]		537,197	[3]		903,067	[2]		537,197	[3]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		16,021			22,532			32,469			42,812
Cost of sales, excluding depletion		4,320			7,131			9,322			13,782
Depletion		1,971			2,947			4,180			5,711
Net earnings		9,730			12,454			18,967			23,319
Cash Flow From Operations		11,701			15,401			23,147			29,030
Total Assets		140,542			150,154			140,542			150,154
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		6,190			4,356			11,073			8,343
Cost of sales, excluding depletion		1,090			785			1,965			1,483
Depletion		1,106			1,120			2,307			2,189
Net earnings		3,994			2,451			6,801			4,671
Cash Flow From Operations		5,100			3,571			9,108			6,860
Total Assets		209,162			213,663			209,162			213,663
Silver interests [member]
Disclosure of operating segments [line items]
Sales		111,291			107,081			207,949			192,758
Cost of sales, excluding depletion		18,914			22,234			38,326			41,231
Depletion		22,035			21,849			42,496			38,649
Gain on disposal					5,027	[4]					5,027	[5]
Net earnings		70,342			68,025			127,127			117,905
Cash Flow From Operations		88,149			84,654			166,600			153,000
Total Assets		1,565,048			1,481,724			1,565,048			1,481,724
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		12,122			16,322			29,358			24,674
Cost of sales, excluding depletion		2,614			4,142			7,116			6,387
Depletion		2,574			4,212			7,108			6,495
Net earnings		6,934			7,968			15,134			11,792
Cash Flow From Operations		9,508			12,180			22,242			18,288
Total Assets		172,475			186,452			172,475			186,452
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		42,599			46,291			86,249			80,162
Cost of sales, excluding depletion		6,667			8,475			14,942			15,043
Depletion		7,197			7,775			14,671			13,802
Net earnings		28,735			30,041			56,636			51,317
Cash Flow From Operations		35,932			37,816			71,307			65,119
Total Assets		261,561			279,872			261,561			279,872
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		26,365			23,302			44,453			41,897
Cost of sales, excluding depletion		5,270			4,523			8,835			8,229
Depletion		7,758			6,794			13,134			12,540
Net earnings		13,337			11,985			22,484			21,128
Cash Flow From Operations		21,095			18,780			35,618			33,668
Total Assets		506,396			532,828			506,396			532,828
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		30,205	[6]		21,166	[7]		47,889	[6]		46,025	[7]
Cost of sales, excluding depletion		4,363	[6]		5,094	[7]		7,433	[6]		11,572	[7]
Depletion		4,506	[6]		3,068	[7]		7,583	[6]		5,812	[7]
Gain on disposal	[7]				5,027	[4]					5,027	[5]
Net earnings		21,336	[6]		18,031	[7]		32,873	[6]		33,668	[7]
Cash Flow From Operations		21,614	[6]		15,878	[7]		37,433	[6]		35,925	[7]
Total Assets		624,616	[6]		482,572	[7]		624,616	[6]		482,572	[7]
Palladium interest [member]
Disclosure of operating segments [line items]
Sales		4,210						8,887
Cost of sales, excluding depletion		753						1,622
Depletion		1,846						3,971
Net earnings		1,611						3,294
Cash Flow From Operations		3,457						7,265
Total Assets		295,511						295,511
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		4,210			4,879			8,887			9,614
Cost of sales, excluding depletion		753			887			1,622			1,752
Depletion		1,846			1,510			3,971			2,713
Net earnings		1,611			2,482			3,294			5,149
Cash Flow From Operations		3,457			3,993			7,265			7,862
Total Assets		216,696			224,099			216,696			224,099
Palladium interest [member] | Palladium Interest Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		78,815						78,815
Platinum Interests [member]
Disclosure of operating segments [line items]
Total Assets		67,036						67,036
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		9,451			9,448			9,451			9,448
Platinum Interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total Assets		57,585						57,585
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		1,413			3,501			6,195			8,357
Cost of sales, excluding depletion		274			846			1,187			1,912
Depletion		1,127			3,664			5,069			8,138
Net earnings		12			(1,009)			(61)			(1,693)
Cash Flow From Operations		2,081			4,335			9,087			8,820
Total Assets		346,874			354,195			346,874			354,195
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		299,064			264,972			595,870			479,437
Cost of sales, excluding depletion		54,007			58,642			115,562			110,606
Depletion		58,865			54,474			122,541			99,473
Gain on disposal					5,027	[4]					5,027	[5]
Net earnings		186,192			156,883			357,767			274,385
Cash Flow From Operations		241,433			207,869			481,363			372,130
Total Assets		$ 6,487,552			$ 5,691,166			$ 6,487,552			$ 5,691,166

[1]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[2]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato gold interest as well as the non-operating Minto, Copper World, Santo Domingo, Fenix, Blackwater, Curipamba, Marathon, Goose, Cangrejos, Platreef, Curraghinalt and Kudz Ze Kayah gold interests.
[3]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interests as well as the non-operating Minto, 777, Copper World, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba, Goose and Cangrejos gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[4]	See Note 12 for more information.
[5]	See Notes 12 for more information.
[6]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, Navidad, Blackwater, Curipamba, Mineral Park and Kudz Ze Kayah silver interests.
[7]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating Minto, 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World, Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine. On September 12, 2023, it was announced that the production of zinc and lead concentrates at Aljustrel will be halted from September 24, 2023 until the second quarter of 2025.